NATURE OF BUSINESS	6 Months Ended
Mar. 31, 2013
Nature Of Business
NOTE 10 - NATURE OF BUSINESS

Overview of Organization

GS Valet, Inc. (the "Company" or "GSValet") was incorporated in the state of Nevada on November 17, 2011.  On December 1, 2011, GSValet entered into an agreement with Garden State Valet, LLC, a New Jersey limited liability company ("Garden State Valet"), and the unitholders of Garden State Valet (the “Unitholders”) to purchase all of the outstanding units of Garden State Valet.  Garden State Valet was formed on June 15, 2011 (date of inception).

GSValet through its wholly owned subsidiary, Garden State Valet is a premier full-service parking management company for New Jersey and the surrounding tri-state area.  The Company provides premium valet parking for New Jersey’s hotels, restaurants, country clubs, retail centers, and for private events. The Company has a fiscal year end of September 30.